Leases (Details 1) - Rubicon Technologies, LLC and Subsidiaries [Member] - Warrant [Member] - Rubicon [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease expense
Operating lease expense	$ 1,479	$ 1,442
Short-term lease expense	586	708
Less: Sublease income	(605)
Total lease expense	$ 1,459	$ 2,150